Risk management - United States - Santander Bank, N.A. - COVID-19 pandemic moratoria (Details) - United States - North America - Santander Bank N.A. € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€) customer
Credit risk
Number of clients granted with payment moratoria | customer	39,235
Percentage to lending porfolio	11.09%
Total amount of payment moratoria	€ 5,333
Total portfolio	45,743
Payment moratoria granted that expired	€ 4,797
Percentage of payment moratoria granted that expired	89.96%
Impairment credit losses, overlay	€ 220
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	2,980
Impairment credit losses, overlay	175
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	1,694
Impairment credit losses, overlay	€ 30
Financial instruments credit-impaired
Credit risk
Percentage of payment moratoria granted that expired	2.56%
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 123
Impairment credit losses, overlay	€ 15
Minimum
Credit risk
Payment moratoria, period	1 month
Maximum
Credit risk
Payment moratoria, period	3 months
Individuals
Credit risk
Total amount of payment moratoria	€ 1,618
Total portfolio	16,332
Payment moratoria granted that expired	€ 1,369
Mortgages
Credit risk
Payment moratoria, period	12 months
Total amount of payment moratoria	€ 850
Total portfolio	7,466
Payment moratoria granted that expired	677
Consumer
Credit risk
Total amount of payment moratoria	768
Total portfolio	8,866
Payment moratoria granted that expired	€ 692
Consumer | Minimum
Credit risk
Payment moratoria, period	1 month
Consumer | Maximum
Credit risk
Payment moratoria, period	3 months
SMEs & Corporate
Credit risk
Total amount of payment moratoria	€ 3,715
Total portfolio	29,411
Payment moratoria granted that expired	3,428
Loans under government programs
Credit risk
Total portfolio	€ 967